Convertible Redeemable Preferred Shares and Warrants - Convertible redeemable preferred shares activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 10,255,662		¥ 5,199,039		¥ 3,911,125
Beginning balance (in shares) | shares	910,926,266	910,926,266	535,544,931	535,544,931	465,143,976	465,143,976
Issuance of preferred shares						¥ 685,594
Issuance of preferred shares (in shares) | shares					48,656,111	48,656,111
Accretion on convertible redeemable preferred shares to redemption value		¥ 651,190		¥ 743,100		¥ 317,320
Conversion of convertible promissory notes into Series B3 Preferred Shares | $			$ 11,873,086
Exercise of Series B-3 Anti-Dilution Warrant		¥ 305,333
Exercise of Series B-3 Anti-Dilution Warrant (in shares) | shares	18,916,548	18,916,548
Bifurcation of conversion feature		¥ (81,082)		(1,066,013)
Effect of exchange rate changes on preferred shares		(10,862)		(117,391)
Conversion of preferred shares to ordinary shares		¥ (14,723,896)
Conversion of preferred shares to ordinary shares (in shares) | shares	(1,161,601,355)	(1,161,601,355)
Ending balance				¥ 10,255,662		¥ 5,199,039
Ending balance (in shares) | shares			910,926,266	910,926,266	535,544,931	535,544,931
Series Pre-A convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 434,886		¥ 175,847		¥ 175,847
Beginning balance (in shares) | shares	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Issuance of preferred shares (in shares) | shares	50,000,000	50,000,000
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				¥ 281,638
Bifurcation of conversion feature				(14,549)
Effect of exchange rate changes on preferred shares		¥ (858)		(8,050)
Conversion of preferred shares to ordinary shares		¥ (434,028)
Conversion of preferred shares to ordinary shares (in shares) | shares	(50,000,000)	(50,000,000)
Ending balance				¥ 434,886		¥ 175,847
Ending balance (in shares) | shares	0	0	50,000,000	50,000,000	50,000,000	50,000,000
Series A1 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 980,949		¥ 907,658		¥ 847,530
Beginning balance (in shares) | shares	129,409,092	129,409,092	129,409,092	129,409,092	129,409,092	129,409,092
Issuance of preferred shares (in shares) | shares	129,409,092	129,409,092
Accretion on convertible redeemable preferred shares to redemption value		¥ 34,229		¥ 60,249		¥ 60,128
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				284,655
Bifurcation of conversion feature				(254,121)
Effect of exchange rate changes on preferred shares		(1,746)		(17,492)
Conversion of preferred shares to ordinary shares		¥ (1,013,432)
Conversion of preferred shares to ordinary shares (in shares) | shares	(129,409,092)	(129,409,092)
Ending balance				¥ 980,949		¥ 907,658
Ending balance (in shares) | shares	0	0	129,409,092	129,409,092	129,409,092	129,409,092
Series A2 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 1,074,959		¥ 1,099,816		¥ 1,027,497
Beginning balance (in shares) | shares	126,771,562	126,771,562	126,771,562	126,771,562	126,771,562	126,771,562
Issuance of preferred shares (in shares) | shares	126,771,562	126,771,562
Accretion on convertible redeemable preferred shares to redemption value		¥ 63,363		¥ 90,077		¥ 72,319
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				115,806
Bifurcation of conversion feature				(212,055)
Effect of exchange rate changes on preferred shares		(1,770)		(18,685)
Conversion of preferred shares to ordinary shares		¥ (1,136,552)
Conversion of preferred shares to ordinary shares (in shares) | shares	(126,771,562)	(126,771,562)
Ending balance				¥ 1,074,959		¥ 1,099,816
Ending balance (in shares) | shares	0	0	126,771,562	126,771,562	126,771,562	126,771,562
Series A3 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 619,770		¥ 676,458		¥ 631,803
Beginning balance (in shares) | shares	65,498,640	65,498,640	65,498,640	65,498,640	65,498,640	65,498,640
Issuance of preferred shares (in shares) | shares	65,498,640	65,498,640
Accretion on convertible redeemable preferred shares to redemption value		¥ 46,738		¥ 61,299		¥ 44,655
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				(15,139)
Bifurcation of conversion feature				(92,256)
Effect of exchange rate changes on preferred shares		(964)		(10,592)
Conversion of preferred shares to ordinary shares		¥ (665,544)
Conversion of preferred shares to ordinary shares (in shares) | shares	(65,498,640)	(65,498,640)
Ending balance				¥ 619,770		¥ 676,458
Ending balance (in shares) | shares	0	0	65,498,640	65,498,640	65,498,640	65,498,640
Series B1 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 1,347,607		¥ 1,621,561		¥ 1,228,448
Beginning balance (in shares) | shares	115,209,526	115,209,526	115,209,526	115,209,526	93,464,682	93,464,682
Issuance of preferred shares					$ 21,744,844	¥ 285,000
Issuance of preferred shares (in shares) | shares	115,209,526	115,209,526			21,744,844	21,744,844
Accretion on convertible redeemable preferred shares to redemption value		¥ 136,567		¥ 164,540		¥ 108,113
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				(310,359)
Bifurcation of conversion feature				(105,702)
Effect of exchange rate changes on preferred shares		(1,899)		(22,433)
Conversion of preferred shares to ordinary shares		¥ (1,482,275)
Conversion of preferred shares to ordinary shares (in shares) | shares	(115,209,526)	(115,209,526)
Ending balance				¥ 1,347,607		¥ 1,621,561
Ending balance (in shares) | shares	0	0	115,209,526	115,209,526	115,209,526	115,209,526
Series B2 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 710,303		¥ 717,699
Beginning balance (in shares) | shares	55,804,773	55,804,773	48,656,111	48,656,111
Issuance of preferred shares				¥ 101,200		¥ 685,594
Issuance of preferred shares (in shares) | shares	55,804,773	55,804,773	7,148,662	7,148,662	48,656,111	48,656,111
Accretion on convertible redeemable preferred shares to redemption value		¥ 64,859		¥ 80,891		¥ 32,105
Conversion of convertible promissory notes into Series B3 Preferred Shares				166,549
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				(130,312)
Bifurcation of conversion feature				(47,231)
Effect of exchange rate changes on preferred shares		(1,040)		(11,944)
Conversion of preferred shares to ordinary shares		¥ (774,122)
Conversion of preferred shares to ordinary shares (in shares) | shares	(55,804,773)	(55,804,773)
Ending balance				¥ 710,303		¥ 717,699
Ending balance (in shares) | shares	0	0	55,804,773	55,804,773	48,656,111	48,656,111
Series B3 convertible redeemable preferred shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 1,551,080
Beginning balance (in shares) | shares	119,950,686	119,950,686
Issuance of preferred shares				¥ 1,395,015
Issuance of preferred shares (in shares) | shares	119,950,686	119,950,686	108,077,600	108,077,600
Accretion on convertible redeemable preferred shares to redemption value		¥ 80,635		¥ 133,798
Conversion of convertible promissory notes into Series B3 Preferred Shares				¥ 166,549
Conversion of convertible promissory notes into Series B3 Preferred Shares (in shares) | shares			11,873,086	11,873,086
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				¥ (8,927)
Bifurcation of conversion feature				(108,190)
Effect of exchange rate changes on preferred shares		(2,613)		(27,165)
Conversion of preferred shares to ordinary shares		¥ (1,629,102)
Conversion of preferred shares to ordinary shares (in shares) | shares	(119,950,686)	(119,950,686)
Ending balance				¥ 1,551,080
Ending balance (in shares) | shares	0	0	119,950,686	119,950,686
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares activities
Beginning balance		¥ 3,536,108
Beginning balance (in shares) | shares	244,172,860	244,172,860
Beginning balance (in shares) | shares	248,281,987	248,281,987
Issuance of preferred shares				¥ 3,616,801
Issuance of preferred shares (in shares) | shares	267,198,535	267,198,535	248,281,987	248,281,987
Accretion on convertible redeemable preferred shares to redemption value		¥ 178,007		¥ 152,246
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment				217,362
Exercise of Series B-3 Anti-Dilution Warrant		¥ 305,333
Exercise of Series B-3 Anti-Dilution Warrant (in shares) | shares	18,916,548	18,916,548
Bifurcation of conversion feature		¥ (81,082)		(231,909)
Effect of exchange rate changes on preferred shares		28		(1,030)
Conversion of preferred shares to ordinary shares		¥ (3,938,394)
Conversion of preferred shares to ordinary shares (in shares) | shares	(267,198,535)	(267,198,535)
Ending balance				¥ 3,536,108
Ending balance (in shares) | shares	0	0	244,172,860	244,172,860
Ending balance (in shares) | shares			248,281,987	248,281,987
Series D Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares activities
Issuance of preferred shares	$ 231,758,541	¥ 3,603,655
Accretion on convertible redeemable preferred shares to redemption value		46,792
Conversion of preferred shares to ordinary shares		¥ (3,650,447)
Conversion of preferred shares to ordinary shares (in shares) | shares	(231,758,541)	(231,758,541)